UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21219

Investment Company Act File Number

Eaton Vance Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund II

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 151.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.0%
Texas Water Development Board, 4.00%, 10/15/37(1)	$4,875	$5,128,939

		$5,128,939

Education — 10.7%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	$2,345	$2,355,060
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	1,500	1,640,985
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	619,432
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,852,224
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	5,050	5,712,510
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,521,060

		$13,701,271

Electric Utilities — 10.0%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$366,201
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	3,000	3,088,590
Omaha Public Power District, NE, 5.00%, 2/1/40(1)	6,000	6,677,160
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,358,097
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	685	731,176
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	555,640

		$12,776,864

Escrowed/Prerefunded — 9.0%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	$2,200	$2,304,016
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/35	1,715	1,768,165
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), Prerefunded to 5/15/20, 5.00%, 5/15/35	1,000	1,042,710
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	235	254,197
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.25%, 11/15/38	865	949,779
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	1,725	1,871,159
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	500	504,090
Oregon, Prerefunded to 8/2/21, 5.00%, 8/1/36	570	613,987
Oregon Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/21, 5.25%, 4/1/30	1,120	1,203,563
South Carolina Transportation Infrastructure Bank, Prerefunded to 10/1/19, 5.25%, 10/1/40	1,000	1,025,220

		$11,536,886

Security	Principal Amount (000’s omitted)	Value
General Obligations — 25.5%
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$1,680	$1,735,827
Clark County, NV, 5.00%, 7/1/33	500	548,035
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	2,500	3,178,375
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/33	2,000	2,178,440
Massachusetts, 5.00%, 9/1/38(1)	6,000	6,972,420
New York, 5.00%, 2/15/34(1)	2,750	2,909,500
Oregon, 5.00%, 8/1/36	430	459,558
Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	2,800	2,930,676
Washington, 5.00%, 2/1/35(1)	5,250	5,845,665
Will County, IL, 5.00%, 11/15/45(1)	5,400	5,970,186

		$32,728,682

Hospital — 7.0%
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$360	$399,337
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	682,607
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,671,365
Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(1)	3,000	3,007,500
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	2,900	3,198,033

		$8,958,842

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$609,197

		$609,197

Insured – Electric Utilities — 5.1%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,677,427
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	809,536

		$6,486,963

Insured – Escrowed/Prerefunded — 5.1%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,004,800
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	210	215,067
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	530	542,789
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	425	435,255
Palm Springs Unified School District, CA, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	2,750	2,804,973
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	1,545	1,584,289

		$6,587,173

Insured – General Obligations — 0.7%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$750	$950,685

		$950,685

Security	Principal Amount (000’s omitted)	Value
Insured – Hospital — 1.8%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$2,245	$2,285,028

		$2,285,028

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,368,006

		$1,368,006

Insured – Lease Revenue/Certificates of Participation — 1.0%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,266,310

		$1,266,310

Insured – Other Revenue — 1.8%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,314,018
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,009,750

		$2,323,768

Insured – Special Tax Revenue — 5.4%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,869,850
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,102,026

		$6,971,876

Insured – Student Loan — 0.5%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$670	$678,817

		$678,817

Insured – Transportation — 8.8%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$284,666
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	439,360
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	197,354
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	109,753
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,627,383
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	7,098,702
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/24	1,000	1,023,530
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	535	547,145

		$11,327,893

Insured – Water and Sewer — 2.7%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	$1,000	$1,293,700
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	254,368
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	215,140
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	240	264,660
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	195	214,309
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,220,024

		$3,462,201

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 6.5%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/19, 5.75%, 10/1/31	$2,235	$2,298,742
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	5,250	6,013,508

		$8,312,250

Other Revenue — 0.4%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$180	$192,566
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	280,740

		$473,306

Special Tax Revenue — 18.7%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/30(1)	$1,850	$2,137,323
Homewood City Board of Education, AL, 5.00%, 4/1/32	1,880	2,014,194
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	932,168
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39(1)	5,000	5,154,950
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	395	406,147
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,145	2,279,020
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	1,655	1,766,117
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	512,230
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,879,375
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	6,000	6,854,520

		$23,936,044

Transportation — 17.7%
Austin, TX, Airport System Revenue, 5.00%, 11/15/41	$2,110	$2,353,557
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,102,060
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	640	715,533
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,103,513
Illinois Toll Highway Authority, 5.00%, 1/1/41(1)	2,000	2,212,920
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	465	487,134
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	693,216
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/38	230	234,133
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,176,118
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	130	136,566
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 12/15/23	1,000	1,109,080
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,148,442
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	330	345,101
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	90	94,187
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	145	151,635
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	230	240,700
Port Authority of New York and New Jersey, 4.00%, 9/1/43(1)	4,000	4,139,360
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,286,310
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	1,500	1,605,870
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	265	281,350

		$22,616,785

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 7.1%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/47(1)	$5,900	$6,715,734
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,555	1,667,597
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	408,033
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	319,230

		$9,110,594

Total Tax-Exempt Investments — 151.1% (identified cost $184,755,956)		$193,598,380

Other Assets, Less Liabilities — (51.1)%		$(65,437,212)

Net Assets Applicable to Common Shares — 100.0%		$128,161,168

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At December 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	17.7%
Others, representing less than 10% individually	82.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 22.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 8.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$193,598,380	$—	$193,598,380
Total Investments	$—	$193,598,380	$—	$193,598,380

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

The Special Meeting of Shareholders held on December 20, 2018 relating to the reorganization of the Fund into Eaton Vance Municipal Bond Fund, which was previously approved by the Trustees of the Fund, was adjourned until January 24, 2019. At the January 24, 2019 reconvened meeting, the meeting was further adjourned until February 8, 2019, at which time the meeting was adjourned to February 28, 2019.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019